Receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Receivables

NOTE 13   RECEIVABLES

Accounting Policies, Estimates and Judgments

Receivables from customers are recognized initially at fair value and subsequently measured at amortized cost less allowance for expected credit losses of receivables from customers. We estimate losses on receivables based on known troubled accounts and historical experience of losses incurred using the lifetime expected credit loss method, which represents the expected credit loss that will result from all possible default events over the expected life of a financial instrument. To determine the expected credit losses, receivables from customers have been grouped based on geography, days past due and/or customer credit risk profile. Receivables are considered to be in default and are written off against the allowance when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement. Subsequent recoveries of amounts previously written off are credited to the consolidated statements of earnings.

Vendors may offer various incentives to purchase products for resale. Vendor rebates and prepay discounts are accounted for as a reduction of the prices of the suppliers’ products. Rebates based on the amount of materials purchased reduce cost of goods sold as inventory is sold. Rebates earned based on sales volumes of products are offset to cost of goods sold.

Rebates that are probable and can be reasonably estimated are accrued. Rebates that are not probable or estimable are accrued when certain milestones are achieved.

Determining when there is no reasonable expectation of recovering the amounts requires judgment.

Estimation of rebates can be complex in nature as vendor arrangements are diverse. The amount of the accrual is determined by analyzing and reviewing historical trends to apply negotiated rates to estimated and actual purchase volumes. Estimated amounts accrued throughout the year could also be impacted if actual purchase volumes differ from projected volumes.

Supporting Information

		2019	2018
Receivables from customers	– third parties	2,936	2,628
	– Canpotex (Note 29)	194	208
Less allowance for expected credit losses of receivables from customers		(83)	(90)
		3,047	2,746
Rebates		190	169
Income taxes (Note 9)		104	248
Other receivables		201	179
		3,542	3,342